Net Income Per Share	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Net Income Per Share

Note 5: Net Income Per Share

Computation of net income per share is as follows:

	Year Ended December 31,
	2011	2010

Net income attributable to SMTP.com	$ 905,632	$ 394,901

Basic weighted average common shares outstanding	13,773,566	13,440,000
Add incremental shares for:
Warrants	423,085
Stock options	957,613	-
Diluted weighted average common shares outstanding	15,154,264	13,440,000

Net income (loss) per share:
Basic	$ 0.07	$ 0.03
Diluted	$ 0.06	$ 0.03